UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Highfields Capital Management LP
Address    John Hancock Tower
           200 Clarendon Street, 59th Floor
           Boston, MA 02116

Form 13F File Number:    028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joseph F. Mazzella
Title   General Counsel
Phone   (617) 850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella       Boston, Massachusetts       November 15, 2010
----------------------       ---------------------       -----------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
Form 13F Information Table Entry Total:      78
Form 13F Information Table Value Total:      9,162,061   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-04629             Jonathon S. Jacobson
2    028-04627             Richard L. Grubman

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ADVENT SOFTWARE INC            COM              007974108      730     13985 SH       OTHER   01/02          13985 0        0
AETNA INC NEW                  COM              00817Y108    35934   1136780 SH       OTHER   01/02        1136780 0        0
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    22164   1199999 SH       OTHER   01/02        1199999 0        0
AMERESCO INC                   CL A             02361E108     9322    783326 SH       OTHER   01/02         783326 0        0
ANADARKO PETE CORP             COM              032511107   349843   6132226 SH       OTHER   01/02        6132226 0        0
ANALOG DEVICES INC             COM              032654105    10199    325000 SH       OTHER   01/02         325000 0        0
APOLLO GROUP INC               CL A             037604105    53918   1050000 SH       OTHER   01/02        1050000 0        0
ARTIO GLOBAL INVS INC          COM CL A         04315B107     9495    620583 SH       OTHER   01/02         620583 0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    75602   3552737 SH       OTHER   01/02        3552737 0        0
BANK OF AMERICA CORPORATION    COM              060505104    27295   2082000 SH       OTHER   01/02        2082000 0        0
BANK OF AMERICA CORPORATION    *W EXP  01/16/20 060505146    64800  10000000 SH       OTHER   01/02       10000000 0        0
BARRICK GOLD CORP              COM              067901108    40934    884286 SH       OTHER   01/02         884286 0        0
BLACKROCK INC                  COM              09247X101   396482   2328821 SH       OTHER   01/02        2328821 0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    88027   3361085 SH       OTHER   01/02        3361085 0        0
CALPINE CORP                   COM NEW          131347304   158354  12719200 SH  CALL OTHER   01/02       12719200 0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    21480    500000 SH  CALL OTHER   01/02         500000 0        0
CARNIVAL CORP                  PAIRED CTF       143658300    75427   1975300 SH       OTHER   01/02        1975300 0        0
CENOVUS ENERGY INC             COM              15135U109   212268   7378100 SH       OTHER   01/02        7378100 0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    32685   1005698 SH       OTHER   01/02        1005698 0        0
CIGNA CORP                     COM              125509109    54743   1530000 SH       OTHER   01/02        1530000 0        0
CIT GROUP INC                  COM NEW          125581801    77304   1893767 SH       OTHER   01/02        1893767 0        0
CME GROUP INC                  COM              12572Q105    39068    150000 SH       OTHER   01/02         150000 0        0
COCA COLA CO                   COM              191216100   145130   2480000 SH       OTHER   01/02        2480000 0        0
COCA COLA ENTERPRISES INC      COM              191219104    85000   4000000 SH       OTHER   01/02        4000000 0        0
COMCAST CORP NEW               CL A SPL         20030N200    60830   3576159 SH       OTHER   01/02        3576159 0        0
COMCAST CORP NEW               CL A             20030N101     5393    298264 SH       OTHER   01/02         298264 0        0
CORELOGIC INC                  COM              21871D103   156149   8149719 SH       OTHER   01/02        8149719 0        0
CVS CAREMARK CORPORATION       COM              126650100   299785   9526059 SH       OTHER   01/02        9526059 0        0
DIRECTV                        COM CL A         25490A101   415789   9987714 SH       OTHER   01/02        9987714 0        0
DIRECTV                        COM CL A         25490A101    41630   1000000 SH  CALL OTHER   01/02        1000000 0        0
DISH NETWORK CORP              CL A             25470M109    36415   1900557 SH       OTHER   01/02        1900557 0        0
ELECTRONIC ARTS INC            COM              285512109    24645   1500000 SH       OTHER   01/02        1500000 0        0
ENCANA CORP                    COM              292505104    77479   2563000 SH  CALL OTHER   01/02        2563000 0        0
ENCANA CORP                    COM              292505104     7558    250000 SH       OTHER   01/02         250000 0        0
EXXON MOBIL CORP               COM              30231G102    30895    500000 SH  CALL OTHER   01/02         500000 0        0
EXXON MOBIL CORP               COM              30231G102   476250   7707564 SH       OTHER   01/02        7707564 0        0
FIDELITY NATL INFORMATION SV   COM              31620M106   262688   9682582 SH       OTHER   01/02        9682582 0        0
FIRST AMERN FINL CORP          COM              31847R102   121478   8131045 SH       OTHER   01/02        8131045 0        0
FORD MTR CO DEL                *W EXP  01/01/20 345370134   128700  30000000 SH       OTHER   01/02       30000000 0        0
FOREST LABS INC                COM              345838106    15774    510000 SH       OTHER   01/02         510000 0        0
GENERAL DYNAMICS CORP          COM              369550108    10050    160000 SH       OTHER   01/02         160000 0        0
HILLTOP HOLDINGS INC           COM              432748101    25703   2683000 SH       OTHER   01/02        2683000 0        0
ISHARES TR                     RUSL 2000 GROW   464287648    29896    400000 SH       OTHER   01/02         400000 0        0
ISHARES TR                     S&P SMLCP VALU   464287879    40411    650000 SH       OTHER   01/02         650000 0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    67568  66000000 PRN      OTHER   01/02       66000000 0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9572    511152 SH       OTHER   01/02         511152 0        0
KKR & CO L P DEL               COM UNITS        48248M102    16302   1537939 SH       OTHER   01/02        1537939 0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    11186    200000 SH  CALL OTHER   01/02         200000 0        0
MCCLATCHY CO                   CL A             579489105     3181    809303 SH       OTHER   01/02         809303 0        0
MCKESSON CORP                  COM              58155Q103   117586   1903302 SH       OTHER   01/02        1903302 0        0
MERRIMAN HLDGS INC             COM              590419107      406    163778 SH       OTHER   01/02         163778 0        0
MICROSOFT CORP                 COM              594918104    18368    750000 SH  CALL OTHER   01/02         750000 0        0
JPMORGAN CHASE & CO            COM              46625H100   543102  14265873 SH       OTHER   01/02       14265873 0        0
MOTOROLA INC                   COM              620076109   926876 108660732 SH       OTHER   01/02      108660732 0        0
ORACLE CORP                    COM              68389X105    26850   1000000 SH  CALL OTHER   01/02        1000000 0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    83910   1710000 SH       OTHER   01/02        1710000 0        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204     7667    900900 SH       OTHER   01/02         900900 0        0
NOVAGOLD RES INC               COM NEW          66987E206    29830   3413026 SH       OTHER   01/02        3413026 0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    21890   1469125 SH       OTHER   01/02        1469125 0        0
PACTIV CORP                    COM              695257105   165102   5006123 SH       OTHER   01/02        5006123 0        0
PENNYMAC MTG INVT TR           COM              70931T103     8945    500000 SH       OTHER   01/02         500000 0        0
PFIZER INC                     COM              717081103   157033   9145764 SH       OTHER   01/02        9145764 0        0
QUALCOMM INC                   COM              747525103   111091   2462125 SH       OTHER   01/02        2462125 0        0
SLM CORP                       COM              78442P106   545735  47249813 SH       OTHER   01/02       47249813 0        0
SMITHFIELD FOODS INC           COM              832248108    49464   2939018 SH       OTHER   01/02        2939018 0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   204656   1600000 SH  CALL OTHER   01/02        1600000 0        0
STAPLES INC                    COM              855030102   139747   6680067 SH       OTHER   01/02        6680067 0        0
SYMETRA FINL CORP              COM              87151Q106    63701   6089998 SH       OTHER   01/02        6089998 0        0
TIFFANY & CO NEW               COM              886547108    51661   1099400 SH       OTHER   01/02        1099400 0        0
TIME WARNER CABLE INC          COM              88732J207   160001   2963535 SH       OTHER   01/02        2963535 0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    16073    250000 SH       OTHER   01/02         250000 0        0
UNITEDHEALTH GROUP INC         COM              91324P102   567479  16162898 SH       OTHER   01/02       16162898 0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    13747    554100 SH       OTHER   01/02         554100 0        0
WAL MART STORES INC            COM              931142103   147180   2750000 SH       OTHER   01/02        2750000 0        0
WALGREEN CO                    COM              931422109   166711   4976462 SH       OTHER   01/02        4976462 0        0
WELLPOINT INC                  COM              94973V107   257297   4542670 SH       OTHER   01/02        4542670 0        0
WENDYS ARBYS GROUP INC         COM              950587105    16048   3542547 SH       OTHER   01/02        3542547 0        0
GRACE W R & CO DEL NEW         COM              38388F108    82374   2948255 SH       OTHER   01/02        2948255 0        0